DERIVATIVE FINANCIAL INSTRUMENTS 4 (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		$ 10,000,000		$ 25,000,000	$ 21,000,000
San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		4,000,000		6,000,000	8,000,000
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	[1]	(106,000,000)		(129,000,000)	12,000,000
Gain (loss) reclassified from AOCI into earnings (effective portion)	[1]	(29,000,000)		(20,000,000)	(20,000,000)
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	[2]	(18,000,000)	[1]	(24,000,000)	1,000,000
Gain (loss) reclassified from AOCI into earnings (effective portion)	[2]	(18,000,000)	[1]	(21,000,000)	(11,000,000)
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	[2],[3]	(6,000,000)		(9,000,000)	8,000,000
Gain (loss) reclassified from AOCI into earnings (effective portion)	[2],[3]	(12,000,000)		(11,000,000)	(9,000,000)
Cash Flow Hedges | Interest Expense | Interest Rate Contract [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)	[3]	0		0	0
Gain (loss) reclassified from AOCI into earnings (effective portion)	[3]	(1,000,000)		(1,000,000)	(1,000,000)
Cash Flow Hedges | Equity Earnings, Net Of Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)		(20,000,000)		0	0
Gain (loss) reclassified from AOCI into earnings (effective portion)		(13,000,000)		0	0
Cash Flow Hedges | Equity Earnings Before Income Tax [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)		(80,000,000)		(127,000,000)	15,000,000
Gain (loss) reclassified from AOCI into earnings (effective portion)		(12,000,000)		(10,000,000)	(10,000,000)
Cash Flow Hedges | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)		12,000,000		19,000,000	(4,000,000)
Gain (loss) reclassified from AOCI into earnings (effective portion)		14,000,000		8,000,000	1,000,000
Cash Flow Hedges | Gain on Sale of Assets [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of pretax gain (loss) on derivative recognized in OCI (effective portion)		0		3,000,000	0
Gain (loss) reclassified from AOCI into earnings (effective portion)		0		3,000,000	0
Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings	[4]	1,000,000		5,000,000	1,000,000
Fair Value Hedges | Interest Expense | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		6,000,000		8,000,000	8,000,000
Fair Value Hedges | Other Income, Net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(5,000,000)		(3,000,000)	(7,000,000)
Undesignated Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(92,000,000)		(23,000,000)	66,000,000
Undesignated Derivatives | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(126,000,000)		(11,000,000)	53,000,000
Undesignated Derivatives | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		0		(2,000,000)	1,000,000
Undesignated Derivatives | Other Income, Net | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(4,000,000)		(24,000,000)	17,000,000
Undesignated Derivatives | Equity Earnings, Net Of Income Tax [Member] | Interest Rate and Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(4,000,000)		(5,000,000)	(4,000,000)
Undesignated Derivatives | Revenues: Energy-Related Businesses [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		42,000,000		17,000,000	(1,000,000)
Undesignated Derivatives | Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		0		3,000,000	0
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(126,000,000)		(10,000,000)	53,000,000
Undesignated Derivatives | Cost of Electric Fuel and Purchased Power [Member] | Commodity Contracts Subject To Rate Recovery [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(126,000,000)		(10,000,000)	53,000,000
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		1,000,000		0	0
Undesignated Derivatives | Cost of Natural Gas [Member] | Commodity Contracts Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		1,000,000		0	0
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		(1,000,000)		(4,000,000)	1,000,000
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | San Diego Gas and Electric Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		0		(1,000,000)	0
Undesignated Derivatives | Operation And Maintenance [Member] | Commodity Contracts Not Subject To Rate Recovery [Member] | Southern California Gas Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative recognized in earnings		$ (1,000,000)		$ (2,000,000)	$ 1,000,000

[1]	There was $2 million, $1 million and $1 million of losses from ineffectiveness related to these cash flow hedges in 2015, 2014 and 2013, respectively.
[2]	Amounts include Otay Mesa VIE. All of SDG&E’s interest rate derivative activity relates to Otay Mesa VIE.
[3]	There was negligible hedge ineffectiveness related to these cash flow hedges at SDG&E and SoCalGas in 2015, 2014 and 2013.
[4]	There was no hedge ineffectiveness in 2015 or 2013. There were gains of $9 million from hedge ineffectiveness in 2014. All other changes in the fair value of the interest rate swap agreements are exactly offset by changes in the fair value of the underlying long-term debt and recorded in Other Income, Net.